Performance Management - Mercer Opportunistic Fixed Income Fund	Apr. 15, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

4. Effective May 1, 2025, in connection with the adoption of an additional benchmark performance index for purposes of comparing the Fund’s investment performance, the table in the section of the Prospectus on page 46 titled “Performance of the Fund” is deleted in its entirety and replaced with the following:

Performance Additional Market Index [Text]	The Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg Barclays US High Yield (USD), 33.3% Morningstar LSTA US Leveraged Loan Index, and 33.3% JP Morgan EMBI Global Diversified (USD). The index is unmanaged and cannot be invested in directly.
Performance Table Market Index Changed	The Bloomberg U.S. Aggregate Bond Index is the Fund’s new primary benchmark index and measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly. The Fund’s primary benchmark index has been changed in order to comply with regulatory requirements.
Performance [Table]
	1 Year	5 Years	10 Years
Mercer Opportunistic Fixed Income Fund – Class Y-3 Shares
Return Before Taxes	2.24%	1.62%	1.94%
Return After Taxes on Distributions	-0.39%	-0.26%	0.57%
Return After Taxes on Distributions and Sale of Fund Shares	1.38%	0.46%	0.90%

Mercer Opportunistic Fixed Income Fund – Class I Shares
	1 Year	Life of Class (Inception June 1, 2023)
Return Before Taxes	2.12%	5.06%
Return After Taxes on Distributions	-0.42%	1.67%
Return After Taxes on Distributions and Sale of Fund Shares	1.30%	2.47%

	1 Year	5 Years	10 Years
Bloomberg U.S. Aggregate Index(1) (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%

ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged(2) (reflects no deduction for fees, expenses, or taxes)	7.46%	2.95%	4.42%

Secondary Index(3) (reflects no deduction for fees, expenses, or taxes)	7.92%	3.44%	4.53%

(1) The Bloomberg U.S. Aggregate Bond Index is the Fund’s new primary benchmark index and measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly. The Fund’s primary benchmark index has been changed in order to comply with regulatory requirements.

(2) Prior to August 1, 2024, the Fund’s primary benchmark index was the ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged, an index that contains all securities in the BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Additionally, index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. The index is unmanaged and cannot be invested in directly.

(3) The Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg Barclays US High Yield (USD), 33.3% Morningstar LSTA US Leveraged Loan Index, and 33.3% JP Morgan EMBI Global Diversified (USD). The index is unmanaged and cannot be invested in directly.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns For the Periods Ended December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)